Convertible notes (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about convertible notes [Table Text Block]

Balance at December 31, 2018	$521,515
Related party loans transferred to convertible notes (Note 10)	192,561
Converted into common shares (Note 16)	(620,897)
Repayment of debt	(31,644)
Less fair value of conversion feature	(30,688)
Accrued interest	74,707
Accretion expenses	105,265
Balance at December 31, 2019	210,819
Accrued interest	16,769
Accretion expenses	28,130
Converted in common shares (Note 16)	(255,718)
Balance at September 30, 2020	$-